Consolidated Balance Sheet (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, allowance for doubtful accounts	$ 21,000	$ 10,000
Preferred stock, shares authorized	40,000,000	40,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares outstanding	4,956,835	4,941,878
Noncontrolling interest in consolidated partnership, redemption value	$ 2,008,000	$ 1,197,000
Redeemable Preferred Stock Series B [Member]
Preferred stock, annual dividend rate	10.00%	10.00%
Redeemable preferred stock, shares authorized		800,000
Preferred stock, par value		$ 0.01
Preferred stock, shares outstanding		332,500
Preferred stock, liquidation preference		$ 10,182
Preferred Stock Series A [Member]
Preferred stock, annual dividend rate	8.00%	8.00%
Preferred stock, shares authorized		2,500,000
Preferred stock, par value		$ 0.01
Preferred stock, shares outstanding		803,270
Preferred stock, liquidation preference		$ 9,485
Series C Preferred Stock [Member]
Preferred stock, annual dividend rate	6.25%	6.25%
Preferred stock, shares authorized		3,000,000
Preferred stock, par value		$ 0.01
Preferred stock, shares outstanding		3,000,000
Preferred stock, liquidation preference		$ 34,492
Series D Preferred Stock [Member]
Preferred stock, annual dividend rate	6.25%
Preferred stock, shares authorized	6,700,000
Preferred stock, par value	$ 0.01
Preferred stock, shares outstanding	6,245,156
Preferred stock, liquidation preference	$ 63,427